Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 07, 2017
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Absolute Return Multi-Asset Fund
Goldman Sachs Absolute Return Tracker Fund
Goldman Sachs Asia Equity Fund
Goldman Sachs Balanced Strategy Portfolio
Goldman Sachs Bond Fund
Goldman Sachs Capital Growth Fund
Goldman Sachs Commodity Strategy Fund
Goldman Sachs Concentrated Growth Fund
Goldman Sachs Core Fixed Income Fund
Goldman Sachs Dynamic Allocation Fund
Goldman Sachs Dynamic Emerging Markets Debt Fund
Goldman Sachs Dynamic Municipal Income Fund
Goldman Sachs Dynamic U.S. Equity Fund
Goldman Sachs Emerging Markets Debt Fund
Goldman Sachs Emerging Markets Equity Fund
Goldman Sachs Emerging Markets Equity Insights Fund
Goldman Sachs Enhanced Dividend Global Equity Portfolio
Goldman Sachs Enhanced Income Fund
Goldman Sachs Equity Growth Strategy Portfolio
Goldman Sachs Financial Square Government Fund
Goldman Sachs Fixed Income Macro Strategies Fund
Goldman Sachs Flexible Cap Growth Fund
Goldman Sachs Focused Growth Fund
Goldman Sachs Focused International Equity Fund
Goldman Sachs Focused Value Fund
Goldman Sachs Global Income Fund
Goldman Sachs Global Infrastructure Fund
Goldman Sachs Global Real Estate Securities Fund
Goldman Sachs Government Income Fund
Goldman Sachs Growth and Income Fund
Goldman Sachs Growth and Income Strategy Portfolio
Goldman Sachs Growth Opportunities Fund

Goldman Sachs Growth Strategy Portfolio
Goldman Sachs High Quality Floating Rate Fund
Goldman Sachs High Yield Floating Rate Fund
Goldman Sachs High Yield Fund
Goldman Sachs High Yield Municipal Fund
Goldman Sachs Income Builder Fund
Goldman Sachs Inflation Protected Securities Fund
Goldman Sachs International Equity Dividend and Premium Fund
Goldman Sachs International Equity Insights Fund
Goldman Sachs International Real Estate Securities Fund
Goldman Sachs International Small Cap Insights Fund
Goldman Sachs International Tax-Managed Equity Fund
Goldman Sachs Investment Grade Credit Fund
Goldman Sachs Investor Money Market Fund
Goldman Sachs Investor Tax-Exempt Money Market Fund
Goldman Sachs Large Cap Growth Insights Fund
Goldman Sachs Large Cap Value Fund
Goldman Sachs Large Cap Value Insights Fund
Goldman Sachs Local Emerging Markets Debt Fund
Goldman Sachs Long Short Credit Strategies Fund
Goldman Sachs Long Short Fund
Goldman Sachs Managed Futures Strategy Fund
Goldman Sachs Mid Cap Value Fund
Goldman Sachs MLP Energy Infrastructure Fund
Goldman Sachs N-11 Equity Fund
Goldman Sachs Real Estate Securities Fund
Goldman Sachs Rising Dividend Growth Fund
Goldman Sachs Satellite Strategies Portfolio
Goldman Sachs Short Duration Government Fund
Goldman Sachs Short Duration Income Fund
Goldman Sachs Short Duration Tax-Free Fund
Goldman Sachs Short-Term Conservative Income Fund
Goldman Sachs Small Cap Equity Insights Fund

Goldman Sachs Small Cap Growth Insights Fund
Goldman Sachs Small Cap Value Fund
Goldman Sachs Small Cap Value Insights Fund
Goldman Sachs Small/Mid Cap Growth Fund
Goldman Sachs Small/Mid Cap Value Fund
Goldman Sachs Strategic Growth Fund
Goldman Sachs Strategic Income Fund
Goldman Sachs Strategic International Equity Fund
Goldman Sachs Tax-Advantaged Global Equity Portfolio
Goldman Sachs Technology Opportunities Fund
Goldman Sachs U.S. Equity Dividend and Premium Fund
Goldman Sachs U.S. Equity Insights Fund
Goldman Sachs U.S. Mortgages Fund
Goldman Sachs U.S. Tax-Managed Equity Fund

Goldman Sachs Absolute Return Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Absolute Return Multi-Asset Fund

Goldman Sachs Absolute Return Tracker Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Absolute Return Tracker Fund

Goldman Sachs Asia Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Asia Equity Fund

Goldman Sachs Balanced Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Balanced Strategy Portfolio

Goldman Sachs Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Bond Fund

Goldman Sachs Capital Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Capital Growth Fund

Goldman Sachs Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Commodity Strategy Fund

Goldman Sachs Concentrated Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Concentrated Growth Fund

Goldman Sachs Core Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Core Fixed Income Fund

Goldman Sachs Dynamic Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Dynamic Allocation Fund

Goldman Sachs Dynamic Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Dynamic Emerging Markets Debt Fund

Goldman Sachs Dynamic Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Dynamic Municipal Income Fund

Goldman Sachs Dynamic U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Dynamic U.S. Equity Fund

Goldman Sachs Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Emerging Markets Debt Fund

Goldman Sachs Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Emerging Markets Equity Fund

Goldman Sachs Emerging Markets Equity Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Emerging Markets Equity Insights Fund

Goldman Sachs Enhanced Dividend Global Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Goldman Sachs Enhanced Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Enhanced Income Fund

Goldman Sachs Equity Growth Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Equity Growth Strategy Portfolio

Goldman Sachs Financial Square Government Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Financial Square Government Fund

Goldman Sachs Fixed Income Macro Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Fixed Income Macro Strategies Fund

Goldman Sachs Flexible Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Flexible Cap Growth Fund

Goldman Sachs Focused Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Focused Growth Fund

Goldman Sachs Focused International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Focused International Equity Fund

Goldman Sachs Focused Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Focused Value Fund

Goldman Sachs Global Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Global Income Fund

Goldman Sachs Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Global Infrastructure Fund

Goldman Sachs Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Global Real Estate Securities Fund

Goldman Sachs Government Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Government Income Fund

Goldman Sachs Growth and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Growth and Income Fund

Goldman Sachs Growth and Income Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Growth and Income Strategy Portfolio

Goldman Sachs Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Growth Opportunities Fund

Goldman Sachs Growth Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Growth Strategy Portfolio

Goldman Sachs High Quality Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs High Quality Floating Rate Fund

Goldman Sachs High Yield Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs High Yield Floating Rate Fund

Goldman Sachs High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs High Yield Fund

Goldman Sachs High Yield Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs High Yield Municipal Fund

Goldman Sachs Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Income Builder Fund

Goldman Sachs Inflation Protected Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Inflation Protected Securities Fund

Goldman Sachs International Equity Dividend and Premium Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs International Equity Dividend and Premium Fund

Goldman Sachs International Equity Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs International Equity Insights Fund

Goldman Sachs International Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs International Real Estate Securities Fund

Goldman Sachs International Small Cap Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs International Small Cap Insights Fund

Goldman Sachs International Tax-Managed Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs International Tax-Managed Equity Fund

Goldman Sachs Investment Grade Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Investment Grade Credit Fund

Goldman Sachs Investor Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Investor Money Market Fund

Goldman Sachs Investor Tax-Exempt Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Investor Tax-Exempt Money Market Fund

Goldman Sachs Large Cap Growth Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Large Cap Growth Insights Fund

Goldman Sachs Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Large Cap Value Fund

Goldman Sachs Large Cap Value Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Large Cap Value Insights Fund

Goldman Sachs Local Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Local Emerging Markets Debt Fund

Goldman Sachs Long Short Credit Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Long Short Credit Strategies Fund

Goldman Sachs Long Short Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Long Short Fund

Goldman Sachs Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Managed Futures Strategy Fund

Goldman Sachs Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Mid Cap Value Fund

Goldman Sachs MLP Energy Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs MLP Energy Infrastructure Fund

Goldman Sachs N-11 Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs N-11 Equity Fund

Goldman Sachs Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Real Estate Securities Fund

Goldman Sachs Rising Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Rising Dividend Growth Fund

Goldman Sachs Satellite Strategies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Satellite Strategies Portfolio

Goldman Sachs Short Duration Government Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Short Duration Government Fund

Goldman Sachs Short Duration Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Short Duration Income Fund

Goldman Sachs Short Duration Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Short Duration Tax-Free Fund

Goldman Sachs Short-Term Conservative Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Short-Term Conservative Income Fund

Goldman Sachs Small Cap Equity Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Small Cap Equity Insights Fund

Goldman Sachs Small Cap Growth Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Small Cap Growth Insights Fund

Goldman Sachs Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Small Cap Value Fund

Goldman Sachs Small Cap Value Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Small Cap Value Insights Fund

Goldman Sachs Small/Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Small/Mid Cap Growth Fund

Goldman Sachs Small/Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Small/Mid Cap Value Fund

Goldman Sachs Strategic Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Strategic Growth Fund

Goldman Sachs Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Strategic Income Fund

Goldman Sachs Strategic International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Strategic International Equity Fund

Goldman Sachs Tax-Advantaged Global Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Goldman Sachs Technology Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Technology Opportunities Fund

Goldman Sachs U.S. Equity Dividend and Premium Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs U.S. Equity Dividend and Premium Fund

Goldman Sachs U.S. Equity Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs U.S. Mortgages Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs U.S. Mortgages Fund

Goldman Sachs U.S. Tax-Managed Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs U.S. Tax-Managed Equity Fund